UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03114

Fidelity Select Portfolios

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® International Real Estate Fund Fidelity Advisor® International Real Estate Fund Class C : FIRCX

This semi-annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 94	1.93%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$294,652,432
Number of Holdings	66
Portfolio Turnover	68%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Real Estate Management & Development	36.7
Residential REITs	14.3
Specialized REITs	12.6
Industrial REITs	7.5
Health Care REITs	7.4
Household Durables	3.9
Health Care Providers & Services	3.8
Diversified REITs	3.1
Retail REITs	3.0
Others	4.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 21.6
Australia - 14.0
United Kingdom - 11.2
Singapore - 9.2
Hong Kong - 6.3
France - 5.3
Sweden - 5.1
Belgium - 4.9
United States - 4.8
Others - 17.6

TOP HOLDINGS (% of Fund's net assets)
Wing Tai Holdings Ltd	5.1
Ingenia Communities Group unit	3.8
Daiwa Securities Living Investment Corporation	3.6
Advance Residence Investment Corp	3.6
Health Care & Medical Investment Corp	3.4
Nomura Real Estate Holdings Inc	3.4
National Storage REIT unit	3.4
Arena REIT unit	3.1
Sienna Senior Living Inc	3.1
Big Yellow Group PLC (The)	3.0
35.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915257.100    1853-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® International Real Estate Fund Fidelity Advisor® International Real Estate Fund Class I : FIRIX

This semi-annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 44	0.90%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$294,652,432
Number of Holdings	66
Portfolio Turnover	68%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Real Estate Management & Development	36.7
Residential REITs	14.3
Specialized REITs	12.6
Industrial REITs	7.5
Health Care REITs	7.4
Household Durables	3.9
Health Care Providers & Services	3.8
Diversified REITs	3.1
Retail REITs	3.0
Others	4.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 21.6
Australia - 14.0
United Kingdom - 11.2
Singapore - 9.2
Hong Kong - 6.3
France - 5.3
Sweden - 5.1
Belgium - 4.9
United States - 4.8
Others - 17.6

TOP HOLDINGS (% of Fund's net assets)
Wing Tai Holdings Ltd	5.1
Ingenia Communities Group unit	3.8
Daiwa Securities Living Investment Corporation	3.6
Advance Residence Investment Corp	3.6
Health Care & Medical Investment Corp	3.4
Nomura Real Estate Holdings Inc	3.4
National Storage REIT unit	3.4
Arena REIT unit	3.1
Sienna Senior Living Inc	3.1
Big Yellow Group PLC (The)	3.0
35.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915259.100    1855-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® International Real Estate Fund Fidelity Advisor® International Real Estate Fund Class M : FIRTX

This semi-annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 70	1.43%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$294,652,432
Number of Holdings	66
Portfolio Turnover	68%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Real Estate Management & Development	36.7
Residential REITs	14.3
Specialized REITs	12.6
Industrial REITs	7.5
Health Care REITs	7.4
Household Durables	3.9
Health Care Providers & Services	3.8
Diversified REITs	3.1
Retail REITs	3.0
Others	4.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 21.6
Australia - 14.0
United Kingdom - 11.2
Singapore - 9.2
Hong Kong - 6.3
France - 5.3
Sweden - 5.1
Belgium - 4.9
United States - 4.8
Others - 17.6

TOP HOLDINGS (% of Fund's net assets)
Wing Tai Holdings Ltd	5.1
Ingenia Communities Group unit	3.8
Daiwa Securities Living Investment Corporation	3.6
Advance Residence Investment Corp	3.6
Health Care & Medical Investment Corp	3.4
Nomura Real Estate Holdings Inc	3.4
National Storage REIT unit	3.4
Arena REIT unit	3.1
Sienna Senior Living Inc	3.1
Big Yellow Group PLC (The)	3.0
35.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915258.100    1854-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® International Real Estate Fund Fidelity Advisor® International Real Estate Fund Class Z : FIKLX

This semi-annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 38	0.78%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$294,652,432
Number of Holdings	66
Portfolio Turnover	68%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Real Estate Management & Development	36.7
Residential REITs	14.3
Specialized REITs	12.6
Industrial REITs	7.5
Health Care REITs	7.4
Household Durables	3.9
Health Care Providers & Services	3.8
Diversified REITs	3.1
Retail REITs	3.0
Others	4.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 21.6
Australia - 14.0
United Kingdom - 11.2
Singapore - 9.2
Hong Kong - 6.3
France - 5.3
Sweden - 5.1
Belgium - 4.9
United States - 4.8
Others - 17.6

TOP HOLDINGS (% of Fund's net assets)
Wing Tai Holdings Ltd	5.1
Ingenia Communities Group unit	3.8
Daiwa Securities Living Investment Corporation	3.6
Advance Residence Investment Corp	3.6
Health Care & Medical Investment Corp	3.4
Nomura Real Estate Holdings Inc	3.4
National Storage REIT unit	3.4
Arena REIT unit	3.1
Sienna Senior Living Inc	3.1
Big Yellow Group PLC (The)	3.0
35.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915260.100    3301-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® International Real Estate Fund Fidelity® International Real Estate Fund : FIREX

This semi-annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Real Estate Fund	$ 43	0.88%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$294,652,432
Number of Holdings	66
Portfolio Turnover	68%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Real Estate Management & Development	36.7
Residential REITs	14.3
Specialized REITs	12.6
Industrial REITs	7.5
Health Care REITs	7.4
Household Durables	3.9
Health Care Providers & Services	3.8
Diversified REITs	3.1
Retail REITs	3.0
Others	4.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 21.6
Australia - 14.0
United Kingdom - 11.2
Singapore - 9.2
Hong Kong - 6.3
France - 5.3
Sweden - 5.1
Belgium - 4.9
United States - 4.8
Others - 17.6

TOP HOLDINGS (% of Fund's net assets)
Wing Tai Holdings Ltd	5.1
Ingenia Communities Group unit	3.8
Daiwa Securities Living Investment Corporation	3.6
Advance Residence Investment Corp	3.6
Health Care & Medical Investment Corp	3.4
Nomura Real Estate Holdings Inc	3.4
National Storage REIT unit	3.4
Arena REIT unit	3.1
Sienna Senior Living Inc	3.1
Big Yellow Group PLC (The)	3.0
35.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915255.100    1368-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Real Estate Investment Portfolio Fidelity® Real Estate Investment Portfolio : FRESX

This semi-annual shareholder report contains information about Fidelity® Real Estate Investment Portfolio for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Real Estate Investment Portfolio	$ 33	0.64%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$3,063,850,003
Number of Holdings	44
Portfolio Turnover	44%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Specialized REITs	31.0
Residential REITs	17.3
Industrial REITs	16.3
Retail REITs	15.4
Health Care REITs	10.6
Real Estate Management & Development	8.0
Hotel & Resort REITs	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
Prologis Inc	10.9
American Tower Corp	9.3
Equinix Inc	8.2
Welltower Inc	6.1
CBRE Group Inc Class A	4.8
Kimco Realty Corp	4.6
Ventas Inc	4.5
UDR Inc	4.0
Public Storage Operating Co	3.9
NNN REIT Inc	3.7
60.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915232.100    303-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® International Real Estate Fund Fidelity Advisor® International Real Estate Fund Class A : FIRAX

This semi-annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 57	1.18%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$294,652,432
Number of Holdings	66
Portfolio Turnover	68%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Real Estate Management & Development	36.7
Residential REITs	14.3
Specialized REITs	12.6
Industrial REITs	7.5
Health Care REITs	7.4
Household Durables	3.9
Health Care Providers & Services	3.8
Diversified REITs	3.1
Retail REITs	3.0
Others	4.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 21.6
Australia - 14.0
United Kingdom - 11.2
Singapore - 9.2
Hong Kong - 6.3
France - 5.3
Sweden - 5.1
Belgium - 4.9
United States - 4.8
Others - 17.6

TOP HOLDINGS (% of Fund's net assets)
Wing Tai Holdings Ltd	5.1
Ingenia Communities Group unit	3.8
Daiwa Securities Living Investment Corporation	3.6
Advance Residence Investment Corp	3.6
Health Care & Medical Investment Corp	3.4
Nomura Real Estate Holdings Inc	3.4
National Storage REIT unit	3.4
Arena REIT unit	3.1
Sienna Senior Living Inc	3.1
Big Yellow Group PLC (The)	3.0
35.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915256.100    1851-TSRS-0425

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® International Real Estate Fund

Semi-Annual Report
January 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® International Real Estate Fund
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.1%
	Shares	Value ($)
AUSTRALIA - 14.0%
Real Estate - 14.0%
Industrial REITs - 2.6%
Goodman Group unit	344,191	7,675,515
Residential REITs - 3.8%
Ingenia Communities Group unit	3,203,551	11,289,726
Specialized REITs - 7.6%
Abacus Storage King unit	4,342,612	3,126,133
Arena REIT unit	3,862,001	9,244,984
National Storage REIT unit	7,099,902	9,813,095
		22,184,212
TOTAL AUSTRALIA		41,149,453
BELGIUM - 4.9%
Real Estate - 4.9%
Industrial REITs - 2.4%
Montea NV (a)	100,423	6,969,563
Real Estate Management & Development - 1.3%
Inclusio SA	250,156	3,775,897
Residential REITs - 1.2%
Xior Student Housing NV (b)	108,842	3,494,648
Xior Student Housing NV rights (a)(c)	95,600	123,602
		3,618,250
TOTAL BELGIUM		14,363,710
BRAZIL - 0.1%
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LOG Commercial Properties e Participacoes SA	177,500	574,045
CANADA - 3.4%
Health Care - 3.1%
Health Care Providers & Services - 3.1%
Sienna Senior Living Inc (d)	849,500	9,135,917
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
StorageVault Canada Inc	310,400	779,551
TOTAL CANADA		9,915,468
FRANCE - 5.3%
Real Estate - 5.3%
Industrial REITs - 2.5%
ARGAN SA	109,504	7,224,925
Retail REITs - 2.8%
Mercialys SA	118,400	1,298,294
Unibail-Rodamco-Westfield unit	83,100	6,970,774
		8,269,068
TOTAL FRANCE		15,493,993
GERMANY - 4.4%
Real Estate - 4.4%
Real Estate Management & Development - 4.4%
Instone Real Estate Group SE (b)(d)(e)	324,672	2,795,562
LEG Immobilien SE	89,677	7,412,704
TAG Immobilien AG (a)	174,774	2,614,498

TOTAL GERMANY		12,822,764
GREECE - 0.2%
Real Estate - 0.2%
Retail REITs - 0.2%
Trade Estates Real Estate Investment SA	412,089	726,752
HONG KONG - 6.3%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Magnificent Hotel Investment Ltd (a)	51,423,000	494,966
Information Technology - 1.1%
IT Services - 1.1%
SUNeVision Holdings Ltd	6,533,000	3,144,130
Real Estate - 5.0%
Real Estate Management & Development - 5.0%
CK Asset Holdings Ltd	1,285,000	5,351,487
Great Eagle Holdings Ltd	2,961,541	3,975,631
TAI Cheung Holdings Ltd	12,005,116	4,514,302
Wing Tai Properties Ltd	4,724,000	1,024,597
		14,866,017
TOTAL HONG KONG		18,505,113
IRELAND - 1.7%
Consumer Discretionary - 0.5%
Household Durables - 0.5%
Glenveagh Properties PLC (a)(b)(e)	845,159	1,495,766
Real Estate - 1.2%
Residential REITs - 1.2%
Irish Residential Properties Reit PLC	3,773,000	3,659,693
TOTAL IRELAND		5,155,459
ISRAEL - 0.6%
Consumer Discretionary - 0.6%
Household Durables - 0.6%
Azorim-Investment Development & Construction Co Ltd (a)	289,000	1,751,980
ITALY - 1.0%
Communication Services - 1.0%
Diversified Telecommunication Services - 1.0%
Infrastrutture Wireless Italiane SpA (b)(e)	288,700	3,003,959
JAPAN - 21.6%
Consumer Discretionary - 1.3%
Hotels, Restaurants & Leisure - 0.8%
Kyoritsu Maintenance Co Ltd	111,500	2,206,332
Household Durables - 0.5%
Sekisui House Ltd (d)	66,200	1,521,473
Real Estate - 20.3%
Health Care REITs - 3.4%
Health Care & Medical Investment Corp (d)	14,587	9,960,409
Real Estate Management & Development - 9.7%
Hulic Co Ltd	477,000	4,204,058
JINUSHI Co Ltd	33,800	483,380
Katitas Co Ltd	352,200	4,924,058
Nomura Real Estate Holdings Inc	374,700	9,959,021
Starts Corp Inc	58,700	1,458,168
Tosei Corp	489,700	7,528,576
		28,557,261
Residential REITs - 7.2%
Advance Residence Investment Corp (d)	11,500	10,584,387
Daiwa Securities Living Investment Corporation	18,654	10,747,435
		21,331,822
TOTAL REAL ESTATE		59,849,492

TOTAL JAPAN		63,577,297
NETHERLANDS - 0.6%
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
CTP NV (b)(e)	99,238	1,651,310
NEW ZEALAND - 1.5%
Health Care - 0.7%
Health Care Providers & Services - 0.7%
Ryman Healthcare Ltd (a)	871,607	2,140,140
Industrials - 0.5%
Transportation Infrastructure - 0.5%
Auckland International Airport Ltd	303,942	1,471,121
Real Estate - 0.3%
Diversified REITs - 0.3%
Stride Property Group unit	1,302,032	943,479
TOTAL NEW ZEALAND		4,554,740
SINGAPORE - 9.2%
Real Estate - 9.2%
Health Care REITs - 2.8%
Parkway Life Real Estate Investment Trust	2,934,500	8,338,685
Real Estate Management & Development - 6.4%
Singapore Land Group Ltd	2,765,400	3,859,411
Wing Tai Holdings Ltd	16,574,322	14,988,281
		18,847,692
TOTAL SINGAPORE		27,186,377
SPAIN - 4.1%
Consumer Discretionary - 1.8%
Household Durables - 1.8%
Neinor Homes SA (b)(d)(e)	295,898	5,175,423
Real Estate - 2.3%
Real Estate Management & Development - 2.3%
Aedas Homes SL (b)(e)	219,984	6,812,110
TOTAL SPAIN		11,987,533
SWEDEN - 5.1%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Hemnet Group AB	15,000	499,738
Real Estate - 4.9%
Real Estate Management & Development - 4.9%
Dios Fastigheter AB	305,800	2,115,375
Heba Fastighets AB B Shares	1,842,947	5,352,089
Nyfosa AB	684,100	7,039,793
		14,507,257
TOTAL SWEDEN		15,006,995
UNITED KINGDOM - 11.2%
Communication Services - 0.4%
Interactive Media & Services - 0.4%
Rightmove PLC	136,800	1,135,425
Consumer Discretionary - 0.5%
Household Durables - 0.5%
Barratt Redrow PLC	259,100	1,463,331
Real Estate - 10.3%
Diversified REITs - 2.8%
LondonMetric Property PLC	3,576,033	8,264,833
Health Care REITs - 1.2%
Assura PLC	7,530,689	3,531,367
Real Estate Management & Development - 1.7%
Grainger PLC	1,305,522	3,447,867
Harworth Group PLC	678,088	1,471,332
		4,919,199
Residential REITs - 0.9%
UNITE Group PLC/The	272,645	2,897,110
Specialized REITs - 3.7%
Big Yellow Group PLC (The)	734,900	8,701,984
Safestore Holdings PLC	283,777	2,169,187
		10,871,171
TOTAL REAL ESTATE		30,483,680

TOTAL UNITED KINGDOM		33,082,436
UNITED STATES - 1.9%
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Airbnb Inc Class A (a)	12,500	1,639,625
Real Estate - 1.3%
Specialized REITs - 1.3%
Equinix Inc	4,200	3,837,372
TOTAL UNITED STATES		5,476,997
TOTAL COMMON STOCKS (Cost $300,547,771)		285,986,381

Money Market Funds - 7.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.37	5,674,001	5,675,136
Fidelity Securities Lending Cash Central Fund (f)(g)	4.37	17,286,751	17,288,479
TOTAL MONEY MARKET FUNDS (Cost $22,963,615)			22,963,615

TOTAL INVESTMENT IN SECURITIES - 104.9% (Cost $323,511,386)	308,949,996
NET OTHER ASSETS (LIABILITIES) - (4.9)%	(14,297,564)
NET ASSETS - 100.0%	294,652,432

Legend

(a)	Non-income producing
(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $24,428,778 or 8.3% of net assets.

(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,934,130 or 7.1% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	20,401,364	132,061,085	146,787,313	200,171	-	-	5,675,136	5,674,001	0.0%
Fidelity Securities Lending Cash Central Fund	35,459,374	54,088,043	72,258,938	14,408	-	-	17,288,479	17,286,751	0.1%
Total	55,860,738	186,149,128	219,046,251	214,579	-	-	22,963,615	22,960,752

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	4,639,122	4,639,122	-	-
Consumer Discretionary	15,748,896	12,021,091	3,727,805	-
Health Care	11,276,057	9,135,917	2,140,140	-
Industrials	1,471,121	-	1,471,121	-
Information Technology	3,144,130	3,144,130	-	-
Real Estate	249,707,055	120,578,254	129,128,801	-

Money Market Funds	22,963,615	22,963,615	-	-
Total Investments in Securities:	308,949,996	172,482,129	136,467,867	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $10,910,503) - See accompanying schedule:
Unaffiliated issuers (cost $300,547,771)	$285,986,381
Fidelity Central Funds (cost $22,963,615)	22,963,615

Total Investment in Securities (cost $323,511,386)		$308,949,996
Foreign currency held at value (cost $387,132)		382,614
Receivable for fund shares sold		745,232
Dividends receivable		1,474,332
Reclaims receivable		1,109,425
Distributions receivable from Fidelity Central Funds		36,225
Prepaid expenses		410
Other receivables		6
Total assets		312,698,240
Liabilities
Payable for investments purchased on a delayed delivery basis	$123,602
Payable for fund shares redeemed	396,255
Accrued management fee	188,197
Distribution and service plan fees payable	3,362
Other payables and accrued expenses	45,913
Collateral on securities loaned	17,288,479
Total liabilities		18,045,808
Net Assets		$294,652,432
Net Assets consist of:
Paid in capital		$519,589,676
Total accumulated earnings (loss)		(224,937,244)
Net Assets		$294,652,432

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($9,531,220 ÷ 1,067,948 shares)(a)		$8.92
Maximum offering price per share (100/94.25 of $8.92)		$9.46
Class M :
Net Asset Value and redemption price per share ($1,391,053 ÷ 157,123 shares)(a)		$8.85
Maximum offering price per share (100/96.50 of $8.85)		$9.17
Class C :
Net Asset Value and offering price per share ($967,443 ÷ 111,272 shares)(a)		$8.69
International Real Estate :
Net Asset Value, offering price and redemption price per share ($137,897,927 ÷ 15,213,795 shares)		$9.06
Class I :
Net Asset Value, offering price and redemption price per share ($25,089,156 ÷ 2,782,286 shares)		$9.02
Class Z :
Net Asset Value, offering price and redemption price per share ($119,775,633 ÷ 13,320,600 shares)		$8.99
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends		$6,178,517
Income from Fidelity Central Funds (including $14,408 from security lending)		214,579
Income before foreign taxes withheld		$6,393,096
Less foreign taxes withheld		(508,416)
Total income		5,884,680
Expenses
Management fee	$1,355,517
Distribution and service plan fees	22,790
Custodian fees and expenses	31,502
Independent trustees' fees and expenses	882
Registration fees	42,432
Audit fees	32,993
Legal	844
Miscellaneous	1,787
Total expenses		1,488,747
Net Investment income (loss)		4,395,933
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(8,355,667)
Foreign currency transactions	105,755
Total net realized gain (loss)		(8,249,912)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(13,157,773)
Assets and liabilities in foreign currencies	(120,584)
Total change in net unrealized appreciation (depreciation)		(13,278,357)
Net gain (loss)		(21,528,269)
Net increase (decrease) in net assets resulting from operations		$(17,132,336)
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,395,933	$15,067,132
Net realized gain (loss)	(8,249,912)	(24,272,692)
Change in net unrealized appreciation (depreciation)	(13,278,357)	9,808,407
Net increase (decrease) in net assets resulting from operations	(17,132,336)	602,847
Distributions to shareholders	(16,333,476)	(10,710,496)

Share transactions - net increase (decrease)	(157,607,045)	(66,075,665)
Total increase (decrease) in net assets	(191,072,857)	(76,183,314)

Net Assets
Beginning of period	485,725,289	561,908,603
End of period	$294,652,432	$485,725,289

Financial Highlights
Fidelity Advisor® International Real Estate Fund Class A

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.99	$10.12	$11.88	$14.84	$11.74	$12.14
Income from Investment Operations
Net investment income (loss) A,B	.11	.26	.19	.18	.22	.17
Net realized and unrealized gain (loss)	(.73)	(.23)	(1.52)	(2.39)	3.08	.05
Total from investment operations	(.62)	.03	(1.33)	(2.21)	3.30	.22
Distributions from net investment income	(.45)	(.16)	(.03)	(.52)	(.20)	(.24)
Distributions from net realized gain	-	-	(.40)	(.23)	-	(.38)
Total distributions	(.45)	(.16)	(.43)	(.75)	(.20)	(.62)
Net asset value, end of period	$8.92	$9.99	$10.12	$11.88	$14.84	$11.74
Total Return C,D,E	(6.60) %	.37%	(11.35)%	(15.76)%	28.46%	1.71%
Ratios to Average Net Assets A,F,G
Expenses before reductions	1.18% H	1.22%	1.25%	1.23%	1.23%	1.27%
Expenses net of fee waivers, if any	1.18 % H	1.20%	1.20%	1.22%	1.23%	1.27%
Expenses net of all reductions	1.18% H	1.20%	1.19%	1.22%	1.23%	1.26%
Net investment income (loss)	2.20% H	2.70%	1.91%	1.33%	1.66%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$9,531	$11,353	$12,875	$16,274	$17,071	$11,710
Portfolio turnover rate I	68 % H	84%	52%	47%	37%	69%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® International Real Estate Fund Class M

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.90	$10.01	$11.76	$14.71	$11.64	$12.02
Income from Investment Operations
Net investment income (loss) A,B	.09	.23	.17	.14	.18	.13
Net realized and unrealized gain (loss)	(.72)	(.22)	(1.52)	(2.37)	3.05	.05
Total from investment operations	(.63)	.01	(1.35)	(2.23)	3.23	.18
Distributions from net investment income	(.42)	(.12)	-	(.49)	(.16)	(.18)
Distributions from net realized gain	-	-	(.40)	(.23)	-	(.38)
Total distributions	(.42)	(.12)	(.40)	(.72)	(.16)	(.56)
Net asset value, end of period	$8.85	$9.90	$10.01	$11.76	$14.71	$11.64
Total Return C,D,E	(6.68) %	.15%	(11.60)%	(16.01)%	28.08%	1.41%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.43% H	1.47%	1.52%	1.53%	1.55%	1.59%
Expenses net of fee waivers, if any	1.43 % H	1.45%	1.45%	1.51%	1.55%	1.58%
Expenses net of all reductions	1.43% H	1.45%	1.43%	1.51%	1.54%	1.58%
Net investment income (loss)	1.95% H	2.45%	1.66%	1.04%	1.34%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$1,391	$1,661	$1,967	$2,804	$3,488	$2,976
Portfolio turnover rate I	68 % H	84%	52%	47%	37%	69%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® International Real Estate Fund Class C

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.70	$9.75	$11.52	$14.43	$11.43	$11.80
Income from Investment Operations
Net investment income (loss) A,B	.07	.18	.11	.07	.11	.07
Net realized and unrealized gain (loss)	(.71)	(.22)	(1.48)	(2.32)	3.00	.04
Total from investment operations	(.64)	(.04)	(1.37)	(2.25)	3.11	.11
Distributions from net investment income	(.37)	(.01)	-	(.43)	(.11)	(.10)
Distributions from net realized gain	-	-	(.40)	(.23)	-	(.38)
Total distributions	(.37)	(.01)	(.40)	(.66)	(.11)	(.48)
Net asset value, end of period	$8.69	$9.70	$9.75	$11.52	$14.43	$11.43
Total Return C,D,E	(6.87) %	(.42)%	(12.03)%	(16.40)%	27.44%	.85%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.93% H	1.97%	2.02%	2.02%	2.05%	2.04%
Expenses net of fee waivers, if any	1.93 % H	1.95%	1.95%	2.01%	2.05%	2.03%
Expenses net of all reductions	1.93% H	1.95%	1.94%	2.01%	2.04%	2.03%
Net investment income (loss)	1.45% H	1.95%	1.16%	.55%	.85%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$967	$1,209	$1,487	$2,087	$3,036	$3,836
Portfolio turnover rate I	68 % H	84%	52%	47%	37%	69%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® International Real Estate Fund

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.14	$10.28	$12.06	$15.04	$11.90	$12.31
Income from Investment Operations
Net investment income (loss) A,B	.12	.29	.22	.22	.26	.20
Net realized and unrealized gain (loss)	(.73)	(.24)	(1.55)	(2.42)	3.12	.05
Total from investment operations	(.61)	.05	(1.33)	(2.20)	3.38	.25
Distributions from net investment income	(.47)	(.19)	(.04)	(.54)	(.24)	(.28)
Distributions from net realized gain	-	-	(.40)	(.24)	-	(.38)
Total distributions	(.47)	(.19)	(.45) C	(.78)	(.24)	(.66)
Net asset value, end of period	$9.06	$10.14	$10.28	$12.06	$15.04	$11.90
Total Return D,E	(6.38) %	.60%	(11.19)%	(15.50)%	28.83%	1.98%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.88% H	.95%	.98%	.95%	.97%	1.00%
Expenses net of fee waivers, if any	.88 % H	.94%	.95%	.94%	.97%	1.00%
Expenses net of all reductions	.88% H	.94%	.95%	.94%	.96%	.99%
Net investment income (loss)	2.49% H	2.95%	2.15%	1.61%	1.92%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$137,898	$167,627	$223,674	$316,203	$360,653	$224,266
Portfolio turnover rate I	68 % H	84%	52%	47%	37%	69%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® International Real Estate Fund Class I

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.08	$10.22	$11.98	$14.94	$11.83	$12.23
Income from Investment Operations
Net investment income (loss) A,B	.12	.29	.22	.22	.27	.21
Net realized and unrealized gain (loss)	(.72)	(.24)	(1.54)	(2.40)	3.09	.06
Total from investment operations	(.60)	.05	(1.32)	(2.18)	3.36	.27
Distributions from net investment income	(.46)	(.19)	(.04)	(.54)	(.25)	(.28)
Distributions from net realized gain	-	-	(.40)	(.24)	-	(.38)
Total distributions	(.46)	(.19)	(.44)	(.78)	(.25)	(.67) C
Net asset value, end of period	$9.02	$10.08	$10.22	$11.98	$14.94	$11.83
Total Return D,E	(6.33) %	.64%	(11.15)%	(15.46)%	28.83%	2.09%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.90% H	.92%	.92%	.92%	.90%	.93%
Expenses net of fee waivers, if any	.90 % H	.91%	.91%	.91%	.90%	.93%
Expenses net of all reductions	.90% H	.91%	.91%	.91%	.90%	.92%
Net investment income (loss)	2.48% H	2.99%	2.19%	1.64%	1.99%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$25,089	$38,800	$58,592	$95,002	$290,807	$145,964
Portfolio turnover rate I	68 % H	84%	52%	47%	37%	69%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® International Real Estate Fund Class Z

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.06	$10.21	$11.97	$14.93	$11.82	$12.25
Income from Investment Operations
Net investment income (loss) A,B	.13	.30	.23	.23	.28	.22
Net realized and unrealized gain (loss)	(.74)	(.23)	(1.53)	(2.39)	3.09	.05
Total from investment operations	(.61)	.07	(1.30)	(2.16)	3.37	.27
Distributions from net investment income	(.46)	(.22)	(.06)	(.55)	(.26)	(.32)
Distributions from net realized gain	-	-	(.40)	(.25)	-	(.38)
Total distributions	(.46)	(.22)	(.46)	(.80)	(.26)	(.70)
Net asset value, end of period	$8.99	$10.06	$10.21	$11.97	$14.93	$11.82
Total Return C,D	(6.38) %	.78%	(11.01)%	(15.35)%	28.99%	2.12%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.78% G	.80%	.80%	.79%	.81%	.83%
Expenses net of fee waivers, if any	.78 % G	.79%	.80%	.79%	.81%	.83%
Expenses net of all reductions	.78% G	.79%	.80%	.79%	.81%	.82%
Net investment income (loss)	2.60% G	3.11%	2.30%	1.76%	2.08%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$119,776	$265,075	$263,313	$412,765	$324,228	$110,808
Portfolio turnover rate H	68 % G	84%	52%	47%	37%	69%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2025

1. Organization.
Fidelity International Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, International Real Estate, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$23,344,657
Gross unrealized depreciation	(40,798,971)
Net unrealized appreciation (depreciation)	$(17,454,314)
Tax cost	$326,404,310

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(53,124,096)
Long-term	(144,621,889)
Total capital loss carryforward	$(197,745,985)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Real Estate Fund	117,201,922	269,405,395
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.88
Class M	.88
Class C	.88
International Real Estate	.88
Class I	.84
Class Z	.72

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.86
Class M	.86
Class C	.86
International Real Estate	.82
Class I	.84
Class Z	.72

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	13,472	155
Class M	.25%	.25%	3,894	-
Class C	.75%	.25%	5,424	1,022
			22,790	1,177
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	2,977
Class M	36
Class CA	18
3,031
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity International Real Estate Fund	104

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity International Real Estate Fund	1,953,753	3,094,132	265,398

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
Fidelity International Real Estate Fund	246
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity International Real Estate Fund	1,425	-	-

8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2025	Year ended July 31, 2024
Fidelity International Real Estate Fund
Distributions to shareholders
Class A	$495,140	$197,335
Class M	69,353	22,744
Class C	44,420	1,260
International Real Estate	7,468,260	3,991,533
Class I	1,291,772	968,390
Class Z	6,964,531	5,529,234
Total	$16,333,476	$10,710,496
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2025	Year ended July 31, 2024	Six months ended January 31, 2025	Year ended July 31, 2024
Fidelity International Real Estate Fund
Class A
Shares sold	89,103	149,127	$851,638	$1,428,737
Reinvestment of distributions	50,399	20,416	491,979	193,428
Shares redeemed	(208,394)	(305,525)	(1,954,617)	(2,917,719)
Net increase (decrease)	(68,892)	(135,982)	$(611,000)	$(1,295,554)
Class M
Shares sold	2,109	7,276	$19,907	$68,938
Reinvestment of distributions	7,157	2,419	69,353	22,744
Shares redeemed	(19,922)	(38,417)	(187,546)	(358,657)
Net increase (decrease)	(10,656)	(28,722)	$(98,286)	$(266,975)
Class C
Shares sold	12,484	24,850	$113,842	$230,021
Reinvestment of distributions	4,656	135	44,420	1,260
Shares redeemed	(30,440)	(52,923)	(282,711)	(491,721)
Net increase (decrease)	(13,300)	(27,938)	$(124,449)	$(260,440)
International Real Estate
Shares sold	1,315,328	3,126,185	$12,269,860	$30,245,628
Reinvestment of distributions	656,083	376,168	6,492,334	3,615,993
Shares redeemed	(3,281,394)	(8,729,414)	(31,371,008)	(84,573,131)
Net increase (decrease)	(1,309,983)	(5,227,061)	$(12,608,814)	$(50,711,510)
Class I
Shares sold	664,630	1,040,396	$6,096,114	$9,949,967
Reinvestment of distributions	122,981	96,829	1,218,259	924,857
Shares redeemed	(1,853,201)	(3,021,341)	(18,085,720)	(28,769,275)
Net increase (decrease)	(1,065,590)	(1,884,116)	$(10,771,347)	$(17,894,451)
Class Z
Shares sold	449,384	7,081,914	$4,215,879	$67,663,154
Reinvestment of distributions	678,127	531,173	6,678,730	5,058,654
Shares redeemed	(14,164,254)	(7,053,105)	(144,287,758)	(68,368,543)
Net increase (decrease)	(13,036,743)	559,982	$(133,393,149)	$4,353,265
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity International Fund
Fidelity International Real Estate Fund	25%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.801330.121
IRE-SANN-0425
Fidelity® Real Estate Investment Portfolio

Semi-Annual Report
January 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Real Estate Investment Portfolio
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.1%
	Shares	Value ($)
UNITED STATES - 99.1%
Real Estate - 99.1%
Health Care REITs - 10.6%
Ventas Inc	2,285,954	138,117,341
Welltower Inc	1,364,340	186,205,123
		324,322,464
Hotel & Resort REITs - 0.5%
Ryman Hospitality Properties Inc	138,600	14,530,824
Industrial REITs - 16.3%
Americold Realty Trust Inc	3,185,800	69,609,730
Prologis Inc	2,795,215	333,329,389
STAG Industrial Inc Class A	1,687,100	57,665,078
Terreno Realty Corp	584,100	38,211,822
		498,816,019
Real Estate Management & Development - 8.0%
CBRE Group Inc Class A (a)	1,020,900	147,765,066
Compass Inc Class A (a)	3,948,200	28,624,450
CoStar Group Inc (a)	635,400	48,671,640
Jones Lang LaSalle Inc (a)	74,800	21,153,440
		246,214,596
Residential REITs - 17.3%
American Homes 4 Rent Class A	1,960,500	67,892,115
Camden Property Trust	336,400	38,252,044
Elme Communities	1,012,100	15,444,646
Equity LifeStyle Properties Inc	145,874	9,547,453
Equity Residential	1,356,900	95,837,847
Invitation Homes Inc	1,628,400	50,724,660
Mid-America Apartment Communities Inc	259,800	39,640,284
Sun Communities Inc	737,263	93,263,770
UDR Inc	2,877,441	120,104,387
		530,707,206
Retail REITs - 15.4%
Acadia Realty Trust	476,800	10,985,472
Curbline Properties Corp	937,850	22,949,190
FrontView REIT Inc (b)	484,000	8,344,159
InvenTrust Properties Corp	304,600	9,058,804
Kimco Realty Corp	6,244,290	140,184,311
Macerich Co/The	1,443,900	30,004,242
NNN REIT Inc	2,900,800	114,262,512
Phillips Edison & Co Inc (b)	708,900	25,754,337
Regency Centers Corp	453,300	32,565,072
SITE Centers Corp	640,425	9,593,567
Tanger Inc	638,500	20,955,570
Urban Edge Properties	2,383,400	48,478,356
		473,135,592
Specialized REITs - 31.0%
American Tower Corp	1,542,200	285,229,890
CubeSmart	1,229,800	51,282,660
Digital Realty Trust Inc	650,300	106,558,158
Equinix Inc	276,500	252,626,990
Extra Space Storage Inc	118,140	18,193,560
Four Corners Property Trust Inc	1,044,800	28,658,864
Iron Mountain Inc	45,500	4,621,435
Lamar Advertising Co Class A	359,400	45,435,348
Public Storage Operating Co	405,100	120,914,248
SBA Communications Corp Class A	178,983	35,359,881
		948,881,034
TOTAL REAL ESTATE		3,036,607,735

TOTAL COMMON STOCKS (Cost $2,279,886,913)		3,036,607,735

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.37	24,557,262	24,562,173
Fidelity Securities Lending Cash Central Fund (c)(d)	4.37	969,703	969,800
TOTAL MONEY MARKET FUNDS (Cost $25,531,973)			25,531,973

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $2,305,418,886)	3,062,139,708
NET OTHER ASSETS (LIABILITIES) - 0.1%	1,710,295
NET ASSETS - 100.0%	3,063,850,003

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	27,028,135	296,902,732	299,369,490	597,634	796	-	24,562,173	24,557,262	0.0%
Fidelity Securities Lending Cash Central Fund	-	38,693,636	37,723,836	9,273	-	-	969,800	969,703	0.0%
Total	27,028,135	335,596,368	337,093,326	606,907	796	-	25,531,973	25,526,965

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Real Estate	3,036,607,735	3,036,607,735	-	-

Money Market Funds	25,531,973	25,531,973	-	-
Total Investments in Securities:	3,062,139,708	3,062,139,708	-	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $941,741) - See accompanying schedule:
Unaffiliated issuers (cost $2,279,886,913)	$3,036,607,735
Fidelity Central Funds (cost $25,531,973)	25,531,973

Total Investment in Securities (cost $2,305,418,886)		$3,062,139,708
Receivable for investments sold		3,083,893
Receivable for fund shares sold		3,205,797
Dividends receivable		4,621,844
Distributions receivable from Fidelity Central Funds		74,831
Prepaid expenses		2,230
Other receivables		1,363,610
Total assets		3,074,491,913
Liabilities
Payable for investments purchased	$3,702,682
Payable for fund shares redeemed	3,757,975
Distributions payable	75
Accrued management fee	1,564,760
Deferred trustees payable	566,997
Other payables and accrued expenses	79,621
Collateral on securities loaned	969,800
Total liabilities		10,641,910
Net Assets		$3,063,850,003
Net Assets consist of:
Paid in capital		$2,309,119,832
Total accumulated earnings (loss)		754,730,171
Net Assets		$3,063,850,003
Net Asset Value, offering price and redemption price per share ($3,063,850,003 ÷ 78,150,440 shares)		$39.20
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends		$39,640,780
Income from Fidelity Central Funds (including $9,273 from security lending)		606,907
Total income		40,247,687
Expenses
Management fee	$9,596,130
Custodian fees and expenses	20,899
Independent trustees' fees and expenses	6,408
Registration fees	174,468
Audit fees	27,301
Legal	1,801
Interest	1,452
Miscellaneous	6,292
Total expenses before reductions	9,834,751
Expense reductions	(3,827)
Total expenses after reductions		9,830,924
Net Investment income (loss)		30,416,763
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	81,002,773
Fidelity Central Funds	796
Foreign currency transactions	27,516
Total net realized gain (loss)		81,031,085
Change in net unrealized appreciation (depreciation) on investment securities		(69,381,587)
Net gain (loss)		11,649,498
Net increase (decrease) in net assets resulting from operations		$42,066,261
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$30,416,763	$62,951,047
Net realized gain (loss)	81,031,085	40,826,157
Change in net unrealized appreciation (depreciation)	(69,381,587)	131,154,577
Net increase (decrease) in net assets resulting from operations	42,066,261	234,931,781
Distributions to shareholders	(145,306,854)	(191,622,199)

Share transactions
Proceeds from sales of shares	1,363,728,430	168,716,252
Reinvestment of distributions	118,685,699	177,619,677
Cost of shares redeemed	(934,496,402)	(596,877,130)

Net increase (decrease) in net assets resulting from share transactions	547,917,727	(250,541,201)
Total increase (decrease) in net assets	444,677,134	(207,231,619)

Net Assets
Beginning of period	2,619,172,869	2,826,404,488
End of period	$3,063,850,003	$2,619,172,869

Other Information
Shares
Sold	33,303,971	4,605,510
Issued in reinvestment of distributions	3,008,274	4,913,092
Redeemed	(23,412,693)	(16,451,307)
Net increase (decrease)	12,899,552	(6,932,705)

Financial Highlights
Fidelity® Real Estate Investment Portfolio

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$40.14	$39.16	$47.48	$50.45	$40.16	$45.62
Income from Investment Operations
Net investment income (loss) A,B	.41	.90	.95	.72	.73	.93
Net realized and unrealized gain (loss)	.66	2.78	(5.36)	(1.69)	11.34	(3.48)
Total from investment operations	1.07	3.68	(4.41)	(.97)	12.07	(2.55)
Distributions from net investment income	(.67)	(.92)	(.75)	(.42)	(.75) C	(.87)
Distributions from net realized gain	(1.34)	(1.79)	(3.15)	(1.58)	(1.02) C	(2.04)
Total distributions	(2.01)	(2.70) D	(3.91) D	(2.00)	(1.78) D	(2.91)
Net asset value, end of period	$39.20	$40.14	$39.16	$47.48	$50.45	$40.16
Total Return E,F	2.69%	10.28%	(9.38)%	(2.22)%	31.46%	(6.15)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.64% I	.70%	.72%	.71%	.73%	.74%
Expenses net of fee waivers, if any	.64 % I	.69%	.72%	.71%	.73%	.74%
Expenses net of all reductions	.64% I	.69%	.72%	.71%	.72%	.73%
Net investment income (loss)	1.99% I	2.47%	2.38%	1.47%	1.74%	2.19%
Supplemental Data
Net assets, end of period (000 omitted)	$3,063,850	$2,619,173	$2,826,404	$5,119,756	$5,732,367	$4,213,160
Portfolio turnover rate J	44 % I	34%	13%	18%	35%	38%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2025

1. Organization.
Fidelity Real Estate Investment Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and deferred trustees payable, as applicable.

Fidelity Real Estate Investment Portfolio	$566,997

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$850,791,095
Gross unrealized depreciation	(105,997,980)
Net unrealized appreciation (depreciation)	$744,793,115
Tax cost	$2,317,346,593

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Real Estate Investment Portfolio	1,127,030,859	658,417,268
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Real Estate Investment Portfolio	.69

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Real Estate Investment Portfolio	.63

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Real Estate Investment Portfolio	17,803

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Real Estate Investment Portfolio	Borrower	11,449,000	4.57%	1,452

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Real Estate Investment Portfolio	88,901,772	43,560,700	4,333,587
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
Fidelity Real Estate Investment Portfolio	1,915
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Real Estate Investment Portfolio	995	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $3,827.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.706448.126
REA-SANN-0425

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Select Portfolios’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	March 25, 2025